Earnings (Loss) per Share/Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings (Loss) per Share/Unit
The following table illustrates Aimco’s calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per share data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(135,603)	$(160,777)
(Income) loss from continuing operations attributable to noncontrolling interests	(13,733)	36,285	42,688
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to Aimco common stockholders	$(78,949)	$(145,392)	$(171,679)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(49,172)	(35,208)	(24,792)
Income from discontinued operations attributable to Aimco common stockholders	$161,095	$42,231	$46,361
Net income (loss)	$195,361	$(58,164)	$(89,624)
Net (income) loss attributable to noncontrolling interests	(62,905)	1,077	17,896
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to Aimco common stockholders	$82,146	$(103,161)	$(125,318)
Denominator:
Denominator for basic earnings per share — weighted average number of shares of Common Stock outstanding	134,479	119,312	116,369
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted earnings per share	134,479	119,312	116,369
Earnings (loss) per common share – basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.59)	$(1.22)	$(1.48)
Income from discontinued operations attributable to Aimco common stockholders	1.20	0.36	0.40
Net income (loss) attributable to Aimco common stockholders	$0.61	$(0.86)	$(1.08)
Dividends declared per common share	$0.76	$0.48	$0.30

AIMCO PROPERTIES, L.P
Earnings Per Share
Earnings (Loss) per Share/Unit
The following table illustrates the Aimco Operating Partnership’s calculation of basic and diluted earnings (loss) per unit for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per unit data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(134,304)	$(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests	(12,199)	32,475	34,761
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to the Partnership’s common unitholders	$(83,911)	$(154,586)	$(183,711)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Partnership’s common unitholders	$171,248	$45,221	$49,693
Net income (loss)	$195,361	$(56,865)	$(88,765)
(Income) loss attributable to noncontrolling interests	(51,218)	257	13,301
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to the Partnership’s common unitholders	$87,337	$(109,365)	$(134,018)
Denominator:
Denominator for basic earnings per unit — weighted average number of common units outstanding	142,614	127,681	124,747
Effect of dilutive securities:
Dilutive potential common units	—	—	—
Denominator for diluted earnings per unit	142,614	127,681	124,747
Earnings (loss) per common unit – basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.59)	$(1.21)	$(1.47)
Income from discontinued operations attributable to the Partnership’s common unitholders	1.20	0.35	0.40
Net income (loss) attributable to the Partnership’s common unitholders	$0.61	$(0.86)	$(1.07)
Distributions declared per unit	$0.76	$0.63	$0.30